Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory
Inventory

6. Inventory

Inventory is comprised of the following items:

	March 31,	December 31,
	2023	2022
Work-in-progress	$15,223,386	$14,209,695
Finished goods	5,942,832	5,506,760
Other	685,809	791,568
Total	$21,852,027	$20,508,023

Inventory is written down for any obsolescence, spoilage and excess inventory or when the net realizable value of inventory is less than the carrying value. Inventory valuation adjustments included in cost of sales on the statements of net loss and comprehensive loss is comprised of the following:

	March 31,
	2023	2022
Work-in-progress	$15,072	$3,280,291
Finished goods	(25,072)	151,248
Other	—	35,378
Total	$(10,000)	$3,466,917

7. Inventory

Inventory is comprised of the following items:

	December 31,	December 31,
	2022	2021
Work-in-progress	$14,209,695	$15,167,522
Finished goods	5,506,760	4,580,158
Other	791,568	674,381
Total	$20,508,023	$20,422,061

Inventory is written down for any obsolescence, spoilage and excess inventory or when the net realizable value of inventory is less than the carrying value. Inventory valuation adjustments included in cost of sales on the statements of net loss and comprehensive loss is comprised of the following:

	December 31,
	2022	2021
Work-in-progress	$4,003,943	$1,949,811
Finished goods	254,467	691,269
Other	35,378	—
Total	$4,293,788	$2,641,080

During the years ended December 31, 2022 and 2021, the Company recorded write downs to net realizable value in its Maryland and Arizona subsidiaries. Based on the market sales price relative to the cost to produce certain inventories, these costs could not be recovered, and as a consequence net realizable value was less than carrying value of inventory. Additionally, the Company recorded inventory reserves related to expected future spoilage of inventory.  Accordingly, inventory valuation adjustments amounting to $4,293,788 and $2,641,080 were recorded in 2022 and 2021 respectively.